Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of
Trustees
 The Private Shares Fund:

In planning and performing our audit of
the financial statements of The Private
Shares Fund (the  Fund ) as of and for
the year ended December 31, 2021, in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Fund s internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but not for
the purpose of expressing an opinion on
the effectiveness of the Fund s internal control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S.
generally accepted accounting
principles (GAAP). A fund s internal
control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund;
(2) provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with GAAP,
and that receipts and expenditures of
the fund are being made only in
accordance with authorizations of
management and trustees of the fund;
and (3) provide reasonable assurance
regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund s assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2021.

This report is intended solely for the
information and use of management
and the Board of Trustees of The
Private Shares Fund and the Securities
and Exchange Commission and is not
intended to be and should not be used
by anyone other than these specified
parties.

/s/ KPMG LLP
Los Angeles, California
 February 28, 2022